Document and Entity Information	12 Months Ended
Aug. 17, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 17, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Aug. 17, 2012
Document Effective Date	Aug. 17, 2012
Prospectus Date	Aug. 17, 2012